TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of trade receivables, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ 2,427,576	$ 2,093,373
Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	918,438	950,569
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	892,298	877,236
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	26,140	73,333
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	387,718	469,087
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	373,384	424,052
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	14,334	45,035
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Trade receivables, net	541,220	494,443
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	518,914	453,184
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	22,306	41,259
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	928,938	963,530
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	892,298	877,236
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	36,640	86,294
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Trade receivables, net	(10,500)	(12,961)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Trade receivables, net	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Trade receivables, net	$ (10,500)	$ (12,961)